Goodwill and Intangible Assets - Summary of identifiable intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 60,781	$ 60,781
Accumulated amortization	24,296	20,190
Intangibles, net	36,485	40,591
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	32,630	32,630
Accumulated amortization	15,591	13,415
Intangibles, net	17,039	19,215
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	21,940	21,940
Accumulated amortization	7,679	6,216
Intangibles, net	14,261	15,724
Acquired licenses
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,711	5,711
Accumulated amortization	551	184
Intangibles, net	5,160	5,527
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	500	500
Accumulated amortization	475	375
Intangibles, net	$ 25	$ 125